Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions [Line Items]
Beginning of year	$ 1,035,807,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	(5,575,000)
Recognized in earnings	(27,199,000)
Provisions used during the period	(27,583,000)
Accretion	40,658,000
Effect of movements in exchange rates	(15,045,000)
End of period	1,001,063,000
Current	47,648,000	$ 37,974,000
Non-current	953,415,000	997,833,000
Outstanding letters of credit facility	1,529,574,000	1,527,815,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,025,039,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	(5,575,000)
Recognized in earnings	(28,333,000)
Provisions used during the period	(26,591,000)
Accretion	40,364,000
Effect of movements in exchange rates	(15,045,000)
End of period	989,859,000
Current	41,333,000
Non-current	948,526,000
Estimated total future decommissioning and reclamation costs	$ 1,369,955,000	1,382,661,000
Description of period, majority of expenditures will occur between	between 2026 and 2051
Outstanding letters of credit facility	$ 1,125,170,000	1,125,170,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	865,574,000
Changes in estimates and discount rates [Abstract]
End of period	833,881,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	159,465,000
Changes in estimates and discount rates [Abstract]
End of period	155,978,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	10,768,000
Changes in estimates and discount rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	1,134,000
Provisions used during the period	(992,000)
Accretion	294,000
Effect of movements in exchange rates	0
End of period	11,204,000
Current	6,315,000
Non-current	$ 4,889,000
Period in which majority of expenditures are expected to occur	3 years
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discount rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 10,027,000	$ 9,663,000